Consolidated Statements of Financial Position - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Intangible assets	£ 2,198	£ 2,199
Property, plant and equipment	658	197
Deferred tax asset	117	113
Total non-current assets	2,973	2,509
Current assets
Prepayments, accrued income and other receivables	849	922
Current income tax receivable	1,761	4,594
Cash and cash equivalents	24,251	6,749
Total current assets	26,861	12,265
Total assets	29,834	14,774
Capital and reserves
Share capital and share premium	189,586	151,827
Other reserves	87,075	78,421
Accumulated deficit	(252,334)	(224,294)
Total equity attributable to equity holders of the Company	24,327	5,954
Non-current liabilities
Provisions	58	37
Lease liabilities	656	117
Total non-current liabilities	714	154
Current liabilities
Trade payables	522	2,705
Payroll taxes and social security	99	134
Accrued expenditure	4,152	5,714
Lease liabilities	20	73
Provisions	0	40
Total current liabilities	4,793	8,666
Total liabilities	5,507	8,820
Total equity and liabilities	£ 29,834	£ 14,774